Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Assets1 [Abstract]
Low-grade stockpile	$ 34,318	$ 28,322
Reclamation Deposits	26,170	19,099
Debt service reserve account (Note 10)	8,701	9,805
Deferred financing costs (Note 10)	8,959	5,449
Derivative instruments at fair value	2,602	1,348
Other	1,621	3,119
Other non-current assets	$ 82,371	$ 67,142